TURNOVER (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 1,910.0	$ 1,879.9	$ 1,760.8
Confectionery, Food and Catering
DisclosureOfNetSalesLineItems [Line Items]
Net sales	763.5	709.0	628.0
Perfumes and Cosmetics
DisclosureOfNetSalesLineItems [Line Items]
Net sales	272.2	279.0	258.4
Fashion, Leather and Baggage
DisclosureOfNetSalesLineItems [Line Items]
Net sales	225.3	231.0	220.1
Literature and Publications
DisclosureOfNetSalesLineItems [Line Items]
Net sales	149.5	166.7	175.6
Electronics
DisclosureOfNetSalesLineItems [Line Items]
Net sales	106.3	94.6	87.7
Watches, Jewelry and Accessories
DisclosureOfNetSalesLineItems [Line Items]
Net sales	104.7	109.1	115.5
Wine and Spirits
DisclosureOfNetSalesLineItems [Line Items]
Net sales	93.2	92.3	88.0
Tobacco Goods
DisclosureOfNetSalesLineItems [Line Items]
Net sales	54.2	56.7	52.2
Other Product Categories
DisclosureOfNetSalesLineItems [Line Items]
Net sales	$ 141.1	$ 141.5	$ 135.3